Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 8,178	$ 17,678	$ 5,640
Carrying/fair value of investments not included in cash and cash equivalents	1,097	1,443
Carrying Amount of Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount of long-term debt	14,612	16,258
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount of long-term debt	$ 13,709	14,959
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Maturity period of primarily bank time deposits, classified as cash equivalents, maximum	90 days
Nonrecurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets at fair value	$ 691	87
Level 3 | Nonrecurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets at fair value	521	85
Level 1 | Corporate Bond Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	13,321
Level 1 | Nonrecurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets at fair value	5	2
Level 2 | Other Long-term Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	388
Level 2 | Nonrecurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets at fair value	$ 165	$ 0